Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Huntington Strategy Shares
Prospectus Date	rr_ProspectusDate	Aug. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2014